Quarterly Holdings Report
for
Fidelity® OTC Portfolio
October 31, 2023
OTC-NPRT1-1223
1.809071.120
Common Stocks - 98.3%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 20.1%
Diversified Telecommunication Services - 0.0%
Starry Group Holdings, Inc. Class A (a)(b)	331,308	0
Entertainment - 1.8%
Electronic Arts, Inc.	2,318	287
NetEase, Inc. ADR	14,571	1,558
Netflix, Inc. (a)	1,020,271	420,035
Take-Two Interactive Software, Inc. (a)	11,474	1,535
		423,415
Interactive Media & Services - 15.1%
Alphabet, Inc.:
Class A (a)	12,250,414	1,520,031
Class C (a)	6,068,901	760,433
Epic Games, Inc. (a)(b)(c)	77,600	49,317
Meta Platforms, Inc. Class A (a)	3,617,209	1,089,757
Snap, Inc. Class A (a)	1,212,300	12,135
Vimeo, Inc. (a)	280,690	865
Yandex NV Series A (a)(b)	2,813,567	30,668
		3,463,206
Media - 3.1%
Charter Communications, Inc. Class A (a)	793,039	319,436
Comcast Corp. Class A	9,470,839	391,051
		710,487
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc.	90,500	13,019
TOTAL COMMUNICATION SERVICES		4,610,127
CONSUMER DISCRETIONARY - 14.4%
Automobiles - 0.1%
Rivian Automotive, Inc. (a)	12,976	210
Tesla, Inc. (a)	90,325	18,141
		18,351
Broadline Retail - 8.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	6,312	521
Amazon.com, Inc. (a)	14,598,183	1,942,872
ContextLogic, Inc. (a)(d)	4,887	19
Etsy, Inc. (a)	136,437	8,500
Global-e Online Ltd. (a)	248,592	8,728
JD.com, Inc. Class A	8,560	109
		1,960,749
Hotels, Restaurants & Leisure - 0.9%
Airbnb, Inc. Class A (a)	18,969	2,244
Churchill Downs, Inc.	1,338,096	146,976
Domino's Pizza, Inc.	28,529	9,671
Hilton Worldwide Holdings, Inc.	76,465	11,587
Marriott International, Inc. Class A	42,424	7,999
Vail Resorts, Inc.	19,810	4,205
Wynn Resorts Ltd.	121,571	10,672
Zomato Ltd. (a)	7,745,200	9,793
		203,147
Specialty Retail - 2.4%
Five Below, Inc. (a)	839,131	145,992
Lowe's Companies, Inc.	920,517	175,423
Ross Stores, Inc.	1,938,208	224,774
thredUP, Inc. (a)	86,404	278
TJX Companies, Inc.	195,054	17,178
		563,645
Textiles, Apparel & Luxury Goods - 2.5%
Figs, Inc. Class A (a)(d)	44,994	248
Kontoor Brands, Inc.	5,808	270
lululemon athletica, Inc. (a)	964,565	379,537
LVMH Moet Hennessy Louis Vuitton SE	242,590	173,678
NIKE, Inc. Class B	162,478	16,698
		570,431
TOTAL CONSUMER DISCRETIONARY		3,316,323
CONSUMER STAPLES - 4.2%
Beverages - 2.8%
Diageo PLC	3,584,755	135,561
Keurig Dr. Pepper, Inc.	7,915,876	240,089
Monster Beverage Corp.	5,189,723	265,195
		640,845
Consumer Staples Distribution & Retail - 0.6%
Costco Wholesale Corp.	120,545	66,594
Dollar General Corp.	430,400	51,235
Dollar Tree, Inc. (a)	286,874	31,869
		149,698
Food Products - 0.6%
Mondelez International, Inc.	2,194,555	145,301
Personal Care Products - 0.2%
Estee Lauder Companies, Inc. Class A	285,000	36,728
The Honest Co., Inc. (a)	157,592	183
		36,911
TOTAL CONSUMER STAPLES		972,755
ENERGY - 5.6%
Energy Equipment & Services - 1.1%
Schlumberger Ltd.	3,913,294	217,814
TGS ASA ADR (d)	2,753,862	37,177
		254,991
Oil, Gas & Consumable Fuels - 4.5%
Cenovus Energy, Inc. (Canada)	164,955	3,143
Diamondback Energy, Inc.	442,318	70,912
EOG Resources, Inc.	13,680	1,727
Exxon Mobil Corp.	3,541,149	374,831
Hess Corp.	1,053,469	152,121
Reliance Industries Ltd.	12,289,617	337,837
Reliance Industries Ltd. GDR (e)	1,775,932	96,966
		1,037,537
TOTAL ENERGY		1,292,528
FINANCIALS - 1.8%
Banks - 0.2%
Huntington Bancshares, Inc.	81,593	787
M&T Bank Corp.	94,200	10,621
U.S. Bancorp	544,645	17,363
Wells Fargo & Co.	357,388	14,213
Wintrust Financial Corp.	43,763	3,269
		46,253
Capital Markets - 0.0%
S&P Global, Inc.	679	237
Financial Services - 1.6%
Ant International Co. Ltd. Class C (a)(b)(c)	10,036,067	19,470
Jio Financial Services Ltd.	12,375,617	32,835
MasterCard, Inc. Class A	831,190	312,818
PayPal Holdings, Inc. (a)	170,153	8,814
		373,937
TOTAL FINANCIALS		420,427
HEALTH CARE - 6.2%
Biotechnology - 2.8%
Alnylam Pharmaceuticals, Inc. (a)	1,122,321	170,368
Amgen, Inc.	495,067	126,589
Arcutis Biotherapeutics, Inc. (a)	832,188	1,872
Ascendis Pharma A/S sponsored ADR (a)	271,220	24,223
GenSight Biologics SA (a)(d)	211,791	96
Ionis Pharmaceuticals, Inc. (a)	31,614	1,400
Regeneron Pharmaceuticals, Inc. (a)	272,059	212,176
Trevena, Inc. (a)(d)	17,806	9
Vertex Pharmaceuticals, Inc. (a)	289,620	104,874
		641,607
Health Care Equipment & Supplies - 1.4%
Boston Scientific Corp. (a)	2,072,800	106,107
DexCom, Inc. (a)	598,063	53,126
Insulet Corp. (a)	1,085,269	143,874
Neuronetics, Inc. (a)	38,510	44
Outset Medical, Inc. (a)	39,921	141
Pulmonx Corp. (a)	26,049	229
Tandem Diabetes Care, Inc. (a)	191,234	3,308
TransMedics Group, Inc. (a)	419,700	15,730
		322,559
Health Care Providers & Services - 0.7%
agilon health, Inc. (a)	150,843	2,715
Guardant Health, Inc. (a)	1,183,622	30,632
Humana, Inc.	250,854	131,370
		164,717
Health Care Technology - 0.0%
Certara, Inc. (a)	222,626	2,714
Life Sciences Tools & Services - 0.8%
10X Genomics, Inc. (a)	285,175	10,061
Bruker Corp.	2,427,419	138,363
Danaher Corp.	109,000	20,930
Illumina, Inc. (a)	38,780	4,243
Seer, Inc. (a)	587,199	963
Thermo Fisher Scientific, Inc.	21,900	9,740
		184,300
Pharmaceuticals - 0.5%
AstraZeneca PLC sponsored ADR	1,678,023	106,101
Elanco Animal Health, Inc. (a)	88,545	780
TherapeuticsMD, Inc. (a)(d)	6,826	15
		106,896
TOTAL HEALTH CARE		1,422,793
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	2,034,880	164,825
Class C (a)(b)(c)	70,920	5,745
		170,570
Commercial Services & Supplies - 0.0%
Veralto Corp.	15,900	1,097
Electrical Equipment - 1.0%
Vertiv Holdings Co.	5,936,600	233,130
Ground Transportation - 0.1%
Canadian Pacific Kansas City Ltd.	148,928	10,569
CSX Corp.	285,633	8,526
		19,095
Passenger Airlines - 0.0%
Wheels Up Experience, Inc.:
Class A (a)(d)	80,274	113
rights (a)(b)	11,102	0
rights (a)(b)	11,102	0
rights (a)(b)	11,103	0
		113
Professional Services - 1.2%
Verisk Analytics, Inc.	1,173,056	266,706
TOTAL INDUSTRIALS		690,711
INFORMATION TECHNOLOGY - 43.0%
Communications Equipment - 0.4%
Cisco Systems, Inc.	1,759,896	91,743
IT Services - 1.2%
Accenture PLC Class A	274,800	81,640
Gartner, Inc. (a)	400,282	132,910
MongoDB, Inc. Class A (a)	95,812	33,016
Twilio, Inc. Class A (a)	916	47
X Holdings Corp. (b)(c)	709,150	22,608
		270,221
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices, Inc. (a)	177,989	17,532
Analog Devices, Inc.	219,098	34,471
Applied Materials, Inc.	351,416	46,510
Arm Holdings Ltd. ADR (d)	216,900	10,691
ASML Holding NV (depository receipt)	527,269	315,734
Broadcom, Inc.	108,500	91,289
Lam Research Corp.	209,678	123,337
Marvell Technology, Inc.	10,286,519	485,729
NVIDIA Corp.	2,769,445	1,129,380
NXP Semiconductors NV	589,796	101,699
Skyworks Solutions, Inc.	93,002	8,067
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,188,492	534,129
		2,898,568
Software - 15.7%
Adobe, Inc. (a)	134,344	71,479
ANSYS, Inc. (a)	53,106	14,777
Atom Tickets LLC (a)(b)(c)(f)	516,103	0
Autodesk, Inc. (a)	237,148	46,868
Cadence Design Systems, Inc. (a)	915,040	219,472
Dropbox, Inc. Class A (a)	191,949	5,048
Dynatrace, Inc. (a)	9,118	408
Intuit, Inc.	303,357	150,147
Microsoft Corp.	8,714,136	2,946,336
Roper Technologies, Inc.	105,500	51,544
Salesforce, Inc. (a)	8,549	1,717
Stripe, Inc. Class B (a)(b)(c)	91,800	1,675
Synopsys, Inc. (a)	169,195	79,427
Workday, Inc. Class A (a)	70,108	14,843
		3,603,741
Technology Hardware, Storage & Peripherals - 13.1%
Apple, Inc.	16,405,680	2,801,598
Samsung Electronics Co. Ltd.	4,195,930	208,542
Western Digital Corp. (a)	284,421	11,420
		3,021,560
TOTAL INFORMATION TECHNOLOGY		9,885,833
REAL ESTATE - 0.0%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Equinix, Inc.	8,060	5,881
TOTAL COMMON STOCKS (Cost $11,255,141)		22,617,378

Preferred Stocks - 1.4%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 1.2%
COMMUNICATION SERVICES - 0.7%
Interactive Media & Services - 0.7%
ByteDance Ltd. Series E1 (a)(b)(c)	130,752	30,550
Reddit, Inc.:
Series B(a)(b)(c)	1,337,584	41,666
Series C(a)(b)(c)	300,673	9,366
Series D(a)(b)(c)	929,200	28,945
Series E(a)(b)(c)	33,800	1,053
Series F(a)(b)(c)	1,250,100	38,941
		150,521
CONSUMER DISCRETIONARY - 0.0%
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (a)(b)(c)	3,300	856

FINANCIALS - 0.0%
Financial Services - 0.0%
Circle Internet Financial Ltd. Series F (a)(b)(c)	391,560	8,422

INDUSTRIALS - 0.5%
Aerospace & Defense - 0.5%
Space Exploration Technologies Corp.:
Series G(a)(b)(c)	62,037	50,250
Series H(a)(b)(c)	65,670	53,193
		103,443
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Stripe, Inc. Series H (a)(b)(c)	315,830	5,764
Tenstorrent, Inc. Series C1 (a)(b)(c)	41,000	2,272
		8,036
TOTAL CONVERTIBLE PREFERRED STOCKS		271,278
Nonconvertible Preferred Stocks - 0.2%
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Waymo LLC:
Series A2(a)(b)(c)	103,940	5,838
Series B2(a)(b)(c)	178,470	10,428
		16,266
FINANCIALS - 0.1%
Financial Services - 0.1%
Circle Internet Financial Ltd. Series E (a)(b)(c)	1,272,556	27,373

HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(b)(c)	30,303	4,776

TOTAL NONCONVERTIBLE PREFERRED STOCKS		48,415
TOTAL PREFERRED STOCKS (Cost $239,953)		319,693

Convertible Bonds - 0.3%
	Principal Amount (g) (000s)	Value ($) (000s)
FINANCIALS - 0.3%
Capital Markets - 0.3%
Coinbase Global, Inc. 0.5% 6/1/26 (Cost $67,800)	88,901	67,219

Preferred Securities - 0.0%
	Principal Amount (g) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Tenstorrent, Inc. 0% (b)(c)(h) (Cost $2,280)	2,280	2,125

Money Market Funds - 0.0%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 5.40% (i)	664	1
Fidelity Securities Lending Cash Central Fund 5.40% (i)(j)	11,099,692	11,101
TOTAL MONEY MARKET FUNDS (Cost $11,102)		11,102

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $11,576,276)	23,017,517
NET OTHER ASSETS (LIABILITIES) - 0.0%	(4,358)
NET ASSETS - 100.0%	23,013,159

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $585,458,000 or 2.5% of net assets.

(d)	Security or a portion of the security is on loan at period end.
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $96,966,000 or 0.4% of net assets.

(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Ant International Co. Ltd. Class C	5/16/18	38,251

Atom Tickets LLC	8/15/17	3,000

ByteDance Ltd. Series E1	11/18/20	14,327

Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	10,011

Circle Internet Financial Ltd. Series E	5/11/21	20,654

Circle Internet Financial Ltd. Series F	5/09/22	16,500

Discord, Inc. Series I	9/15/21	1,817

Epic Games, Inc.	7/13/20 - 3/29/21	61,546

Reddit, Inc. Series B	7/26/17	18,989

Reddit, Inc. Series C	7/24/17	4,743

Reddit, Inc. Series D	2/04/19	20,151

Reddit, Inc. Series E	5/18/21	1,436

Reddit, Inc. Series F	8/11/21	77,249

Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	21,156

Space Exploration Technologies Corp. Class C	9/11/17	957

Space Exploration Technologies Corp. Series G	1/20/15	4,805

Space Exploration Technologies Corp. Series H	8/04/17	8,865

Stripe, Inc. Class B	5/18/21	3,684

Stripe, Inc. Series H	3/15/21 - 5/25/23	12,673

Tenstorrent, Inc. Series C1	4/23/21	2,438

Tenstorrent, Inc. 0%	4/23/21	2,280

Waymo LLC Series A2	5/08/20	8,925

Waymo LLC Series B2	6/11/21	16,370

X Holdings Corp.	10/27/21	54,255

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	95,649	281,483	377,131	277	-	-	1	0.0%
Fidelity Securities Lending Cash Central Fund 5.40%	411	215,400	204,710	74	-	-	11,101	0.0%
Total	96,060	496,883	581,841	351	-	-	11,102

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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